Trade and other receivables, net - Movement of allowance for expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Available for Sale Assets Explanatory [Abstract]
Beginning balance	$ 32,102		$ 32,184		$ 31,607
Provision for other receivable, note 26	25		1,334		0
Provision for trade receivables, note 24			18		676
Provision of the period	25		1,352		676
Write off of the period	(162)		(410)		0
Exchange difference	57		(173)		0
Reversals of the period, note 26			(45)		(99)
Other minor			(806)		0
Final balance	32,022		32,102		32,184
Trade receivables	22,016	[1]	22,013	[1]	22,823
Other receivables	$ 10,006		$ 10,089		$ 9,361

[1]	(f)Below is presented the movement in the allowance for expected credit losses: